BAIRD FUNDS, INC.

Supplement to the Statement of Additional Information (“SAI”)
Dated May 1, 2021, as supplemented

Baird MidCap Fund
Baird Small/Mid Cap Growth Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

Effective November 16, 2021, David J. Lubar was appointed as a member of the Board of Directors (the “Board”) of Baird Funds, Inc. (the “Company”).

The first paragraph under the heading “Directors and Officers” and the information regarding the Independent Directors in the “Directors and Officers” table beginning on page 26 of the SAI are amended and restated as shown below:

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table. Each officer and Director holds the same positions with the Company and each Fund. The following table presents information about each Director of the Company, effective November 16, 2021.

Name, Address and Age (as of 1/1/21)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
John W. Feldt c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 78	Audit Committee Chair and Independent Director	Indefinite; Since September 2000	Retired.	16	Director of Thompson Plumb Funds, Inc., a mutual fund complex (3 portfolios) (1987-2018).
Darren R. Jackson c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 56	Independent Director	Indefinite; Since November 2018	Retired; President, CEO and Director, Advance Auto Parts, Inc. (2008-2016).	16	Director of Cree, Inc., a semiconductor company, since 2016; Director of Fastenal Company, a tool and supply distributor, (2012-2020).

Name, Address and Age (as of 1/1/21)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
David J. Lubar 833 E. Michigan Street Suite 1500 Milwaukee, WI 53202 Age: 66	Independent Director	Indefinite; Since November 2021	President and CEO, Lubar & Co. Incorporated, a private investment firm (1983-present).	16	Director of Hallador Energy Company, since 2018.
Cory L. Nettles Generation Growth Capital, Inc. 411 East Wisconsin Ave Suite 1710 Milwaukee, WI 53202 Age: 50	Independent Director	Indefinite; Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007; Of Counsel, Quarles & Brady LLP, a law firm (January 2005-December 2016).	16	Director of Weyco Group, Inc., a men’s footwear distributor, since 2007; Director of Associated Banc‑Corp, since 2013.
Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 67	Chair of the Board and Independent Director	Indefinite; Since January 2008	Retired; Chief Investment Officer, Building Trades United Pension Trust Fund (July 1989-February 2017).	16	Management Trustee of AFL‑CIO Housing Investment Trust, a mutual fund complex (1 portfolio) (1995-2018).
Frederick P. Stratton, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 81	Nominating Committee Chair and Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company (2003-2020).	16	Director of Weyco Group, Inc., a men’s footwear distributor, since 1976.

The following information about Mr. Lubar is added to the “Director Qualifications” section of the SAI:

David J. Lubar. Mr. Lubar has served as a Director of the Company since November 2021 and previously served as a Director of the Company in 2018. He serves as President, CEO and Director of Lubar & Co., a private investment firm. He began his career in 1977 at Norwest Bank (n/k/a Wells Fargo Bank), where he spent six years in commercial and correspondent banking. Mr. Lubar joined Lubar & Co. in 1983. He serves on the board of directors of Hallador Energy Company and Ixonia Bancshares as well as the Milwaukee Brewers and several other private companies. He also serves in many community leadership positions throughout the Milwaukee area. Through his board, investment and business experience, Mr. Lubar is experienced with financial, accounting, regulatory and investment matters.

This supplement should be retained with your Statement of Additional Information for future reference.

The date of this Statement of Additional Information Supplement is November 16, 2021.